Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans and Allowance for Credit Losses
NOTE 5	Loans and Allowance for Credit Losses

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2017	2016

Commercial
Commercial	$91,958	$87,928
Lease financing	5,603	5,458

Total commercial	97,561	93,386

Commercial Real Estate
Commercial mortgages	29,367	31,592
Construction and development	11,096	11,506

Total commercial real estate	40,463	43,098

Residential Mortgages
Residential mortgages	46,685	43,632
Home equity loans, first liens	13,098	13,642

Total residential mortgages	59,783	57,274

Credit Card	22,180	21,749

Other Retail
Retail leasing	7,988	6,316
Home equity and second mortgages	16,327	16,369
Revolving credit	3,183	3,282
Installment	8,989	8,087
Automobile	18,934	17,571
Student	1,903	2,239

Total other retail	57,324	53,864

Total loans, excluding covered loans	277,311	269,371
Covered Loans	3,121	3,836

Total loans	$280,432	$273,207

The Company had loans of $83.3 billion at December 31, 2017, and $84.5 billion at December 31, 2016, pledged at the Federal Home Loan Bank, and loans of $68.0 billion at December 31, 2017, and $66.5 billion at December 31, 2016, pledged at the Federal Reserve Bank.

The majority of the Company’s loans are to borrowers in the states in which it has Consumer and Business Banking offices. Collateral for commercial loans may include marketable securities, accounts receivable, inventory, equipment and real estate. For details of the Company’s commercial portfolio by industry group and geography as of December 31, 2017 and 2016, see Table 7 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

For detail of the Company’s commercial real estate portfolio by property type and geography as of December 31, 2017 and 2016, see Table 8 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements. Collateral for such loans may include the related property, marketable securities, accounts receivable, inventory and equipment.

Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs. Net unearned interest and deferred fees and costs amounted to $830 million at December 31, 2017, and $672 million at December 31, 2016. All purchased loans and related indemnification assets are recorded at fair value at the date of purchase. The Company evaluates purchased loans for impairment at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans with evidence of credit deterioration since origination for which it is probable that all contractually required payments will not be collected are considered “purchased impaired loans.” All other purchased loans are considered “purchased nonimpaired loans.”

Changes in the accretable balance for purchased impaired loans for the years ended December 31, were as follows:

(Dollars in Millions)	2017	2016	2015
Balance at beginning of period	$698	$957	$1,309
Accretion	(386)	(392)	(382)
Disposals	(83)	(110)	(132)
Reclassifications from nonaccretable difference(a)	129	244	163
Other	(8)	(1)	(1)

Balance at end of period	$350	$698	$957
(a)	Primarily relates to changes in expected credit performance.

Allowance for Credit Losses The allowance for credit losses is established for probable and estimable losses incurred in the Company’s loan and lease portfolio, including unfunded credit commitments, and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC.

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2016	$1,450	$812	$510	$934	$617	$4,323	$34	$4,357
Add
Provision for credit losses	186	19	(24)	908	304	1,393	(3)	1,390
Deduct
Loans charged-off	414	30	65	887	355	1,751	–	1,751
Less recoveries of loans charged-off	(150)	(30)	(28)	(101)	(112)	(421)	–	(421)

Net loans charged-off	264	–	37	786	243	1,330	–	1,330
Other changes(a)	–	–	–	–	–	–	–	–

Balance at December 31, 2017	$1,372	$831	$449	$1,056	$678	$4,386	$31	$4,417

Balance at December 31, 2015	$1,287	$724	$631	$883	$743	$4,268	$38	$4,306
Add
Provision for credit losses	488	75	(61)	728	95	1,325	(1)	1,324
Deduct
Loans charged-off	417	22	85	759	332	1,615	–	1,615
Less recoveries of loans charged-off	(92)	(35)	(25)	(83)	(111)	(346)	–	(346)

Net loans charged-off	325	(13)	60	676	221	1,269	–	1,269
Other changes(a)	–	–	–	(1)	–	(1)	(3)	(4)

Balance at December 31, 2016	$1,450	$812	$510	$934	$617	$4,323	$34	$4,357

Balance at December 31, 2014	$1,146	$726	$787	$880	$771	$4,310	$65	$4,375
Add
Provision for credit losses	361	(30)	(47)	654	193	1,131	1	1,132
Deduct
Loans charged-off	314	22	135	726	319	1,516	–	1,516
Less recoveries of loans charged-off	(95)	(50)	(26)	(75)	(98)	(344)	–	(344)

Net loans charged-off	219	(28)	109	651	221	1,172	–	1,172
Other changes(a)	(1)	–	–	–	–	(1)	(28)	(29)

Balance at December 31, 2015	$1,287	$724	$631	$883	$743	$4,268	$38	$4,306
(a)	Includes net changes in credit losses to be reimbursed by the FDIC and reductions in the allowance for covered loans where the reversal of a previously recorded allowance was offset by an associated decrease in the indemnification asset, and the impact of any loan sales.

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans

Allowance Balance at December 31, 2017 Related to
Loans individually evaluated for impairment(a)	$23	$4	$–	$–	$–	$27	$–	$27
TDRs collectively evaluated for impairment	14	4	139	60	19	236	1	237
Other loans collectively evaluated for impairment	1,335	818	310	996	659	4,118	–	4,118
Loans acquired with deteriorated credit quality	–	5	–	–	–	5	30	35

Total allowance for credit losses	$1,372	$831	$449	$1,056	$678	$4,386	$31	$4,417

Allowance Balance at December 31, 2016 Related to
Loans individually evaluated for impairment(a)	$50	$4	$–	$–	$–	$54	$–	$54
TDRs collectively evaluated for impairment	12	4	180	65	20	281	1	282
Other loans collectively evaluated for impairment	1,388	798	330	869	597	3,982	–	3,982
Loans acquired with deteriorated credit quality	–	6	–	–	–	6	33	39

Total allowance for credit losses	$1,450	$812	$510	$934	$617	$4,323	$34	$4,357
(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans(b)	Total Loans

December 31, 2017
Loans individually evaluated for impairment(a)	$337	$71	$–	$–	$–	$408	$–	$408
TDRs collectively evaluated for impairment	148	145	3,524	230	186	4,233	36	4,269
Other loans collectively evaluated for impairment	97,076	40,174	56,258	21,950	57,138	272,596	1,073	273,669
Loans acquired with deteriorated credit quality	–	73	1	–	–	74	2,012	2,086

Total loans	$97,561	$40,463	$59,783	$22,180	$57,324	$277,311	$3,121	$280,432

December 31, 2016
Loans individually evaluated for impairment(a)	$623	$70	$–	$–	$–	$693	$–	$693
TDRs collectively evaluated for impairment	145	146	3,678	222	173	4,364	35	4,399
Other loans collectively evaluated for impairment	92,611	42,751	53,595	21,527	53,691	264,175	1,553	265,728
Loans acquired with deteriorated credit quality	7	131	1	–	–	139	2,248	2,387

Total loans	$93,386	$43,098	$57,274	$21,749	$53,864	$269,371	$3,836	$273,207
(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Credit Quality The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management and evaluation of its allowance for credit losses.

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total

December 31, 2017
Commercial	$97,005	$250	$57	$249	$97,561
Commercial real estate	40,279	36	6	142	40,463
Residential mortgages(a)	59,013	198	130	442	59,783
Credit card	21,593	302	284	1	22,180
Other retail	56,685	376	95	168	57,324

Total loans, excluding covered loans	274,575	1,162	572	1,002	277,311
Covered loans	2,917	50	148	6	3,121

Total loans	$277,492	$1,212	$720	$1,008	$280,432

December 31, 2016
Commercial	$92,588	$263	$52	$483	$93,386
Commercial real estate	42,922	44	8	124	43,098
Residential mortgages(a)	56,372	151	156	595	57,274
Credit card	21,209	284	253	3	21,749
Other retail	53,340	284	83	157	53,864

Total loans, excluding covered loans	266,431	1,026	552	1,362	269,371
Covered loans	3,563	55	212	6	3,836

Total loans	$269,994	$1,081	$764	$1,368	$273,207
(a)	At December 31, 2017, $385 million of loans 30–89 days past due and $1.9 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $273 million and $2.5 billion at December 31, 2016, respectively.

Total nonperforming assets include nonaccrual loans, restructured loans not performing in accordance with modified terms, other real estate and other nonperforming assets owned by the Company. For details of the Company’s nonperforming assets as of December 31, 2017 and 2016, see Table 16 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

At December 31, 2017, the amount of foreclosed residential real estate held by the Company, and included in OREO, was $156 million ($135 million excluding covered assets), compared with $201 million ($175 million excluding covered assets) at December 31, 2016. These amounts exclude $267 million and $373 million at December 31, 2017 and 2016, respectively, of foreclosed residential real estate related to mortgage loans whose payments are primarily insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs. In addition, the amount of residential mortgage loans secured by residential real estate in the process of foreclosure at December 31, 2017 and 2016, was $1.7 billion and $2.1 billion, respectively, of which $1.3 billion and $1.6 billion, respectively, related to loans purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs.

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified(a)	Total Criticized	Total

December 31, 2017
Commercial	$95,297	$1,130	$1,134	$2,264	$97,561
Commercial real estate	39,162	648	653	1,301	40,463
Residential mortgages(b)	59,141	16	626	642	59,783
Credit card	21,895	–	285	285	22,180
Other retail	57,009	6	309	315	57,324

Total loans, excluding covered loans	272,504	1,800	3,007	4,807	277,311
Covered loans	3,072	–	49	49	3,121

Total loans	$275,576	$1,800	$3,056	$4,856	$280,432

Total outstanding commitments	$584,072	$3,142	$3,987	$7,129	$591,201

December 31, 2016
Commercial	$89,739	$1,721	$1,926	$3,647	$93,386
Commercial real estate	41,634	663	801	1,464	43,098
Residential mortgages(b)	56,457	10	807	817	57,274
Credit card	21,493	–	256	256	21,749
Other retail	53,576	6	282	288	53,864

Total loans, excluding covered loans	262,899	2,400	4,072	6,472	269,371
Covered loans	3,766	–	70	70	3,836

Total loans	$266,665	$2,400	$4,142	$6,542	$273,207

Total outstanding commitments	$562,704	$4,920	$5,629	$10,549	$573,253
(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2017, $1.9 billion of GNMA loans 90 days or more past due and $1.7 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $2.5 billion and $1.6 billion at December 31, 2016, respectively.

For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment(a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds

December 31, 2017
Commercial	$550	$915	$44	$199
Commercial real estate	280	596	11	–
Residential mortgages	1,946	2,339	116	1
Credit card	230	230	60	–
Other retail	302	400	22	4

Total loans, excluding GNMA and covered loans	3,308	4,480	253	204
Loans purchased from GNMA mortgage pools	1,681	1,681	25	–
Covered loans	38	44	1	–

Total	$5,027	$6,205	$279	$204

December 31, 2016
Commercial	$849	$1,364	$68	$284
Commercial real estate	293	697	10	–
Residential mortgages	2,274	2,847	153	–
Credit card	222	222	64	–
Other retail	281	456	22	4

Total loans, excluding GNMA and covered loans	3,919	5,586	317	288
Loans purchased from GNMA mortgage pools	1,574	1,574	28	–
Covered loans	36	42	1	1

Total	$5,529	$7,202	$346	$289

(a)	Substantially all loans classified as impaired at December 31, 2017 and 2016, had an associated allowance for credit losses. The total amount of interest income recognized during 2017 on loans classified as impaired at December 31, 2017, excluding those acquired with deteriorated credit quality, was $204 million, compared to what would have been recognized at the original contractual terms of the loans of $265 million.

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized

2017
Commercial	$683	$7
Commercial real estate	273	11
Residential mortgages	2,135	103
Credit card	229	3
Other retail	287	14

Total loans, excluding GNMA and covered loans	3,607	138
Loans purchased from GNMA mortgage pools	1,672	65
Covered loans	37	1

Total	$5,316	$204

2016
Commercial	$799	$9
Commercial real estate	324	15
Residential mortgages	2,422	124
Credit card	214	4
Other retail	293	13

Total loans, excluding GNMA and covered loans	4,052	165
Loans purchased from GNMA mortgage pools	1,620	71
Covered loans	38	1

Total	$5,710	$237

2015
Commercial	$383	$13
Commercial real estate	433	16
Residential mortgages	2,666	131
Credit card	221	4
Other retail	336	14

Total loans, excluding GNMA and covered loans	4,039	178
Loans purchased from GNMA mortgage pools	2,079	95
Covered loans	42	1

Total	$6,160	$274

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance

2017
Commercial	2,758	$380	$328
Commercial real estate	128	82	78
Residential mortgages	800	90	88
Credit card	33,615	161	162
Other retail	3,881	79	68

Total loans, excluding GNMA and covered loans	41,182	792	724
Loans purchased from GNMA mortgage pools	6,791	881	867
Covered loans	11	2	2

Total loans	47,984	$1,675	$1,593

2016
Commercial	2,352	$844	$699
Commercial real estate	102	259	256
Residential mortgages	1,576	168	178
Credit card	31,394	151	153
Other retail	2,235	41	40

Total loans, excluding GNMA and covered loans	37,659	1,463	1,326
Loans purchased from GNMA mortgage pools	11,260	1,274	1,267
Covered loans	39	6	7

Total loans	48,958	$2,743	$2,600

2015
Commercial	1,607	$385	$396
Commercial real estate	108	78	76
Residential mortgages	2,080	260	258
Credit card	26,772	133	134
Other retail	2,530	54	54

Total loans, excluding GNMA and covered loans	33,097	910	918
Loans purchased from GNMA mortgage pools	8,199	864	862
Covered loans	16	5	5

Total loans	41,312	$1,779	$1,785

Residential mortgages, home equity and second mortgages, and loans purchased from GNMA mortgage pools in the table above include trial period arrangements offered to customers during the periods presented. The post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. In addition, the post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs. For those loans modified as TDRs during the fourth quarter of 2017, at December 31, 2017, 37 residential mortgages, 25 home equity and second mortgage loans and 983 loans purchased from GNMA mortgage pools with outstanding balances of $5 million, $2 million and $125 million, respectively, were in a trial period and have estimated post-modification balances of $5 million, $2 million and $125 million, respectively, assuming permanent modification occurs at the end of the trial period.

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted

2017
Commercial	724	$53
Commercial real estate	36	9
Residential mortgages	374	41
Credit card	8,372	36
Other retail	415	5

Total loans, excluding GNMA and covered loans	9,921	144
Loans purchased from GNMA mortgage pools	1,369	177
Covered loans	4	–

Total loans	11,294	$321

2016
Commercial	531	$24
Commercial real estate	27	12
Residential mortgages	132	17
Credit card	6,827	30
Other retail	434	9

Total loans, excluding GNMA and covered loans	7,951	92
Loans purchased from GNMA mortgage pools	202	25
Covered loans	4	1

Total loans	8,157	$118

2015
Commercial	494	$21
Commercial real estate	18	8
Residential mortgages	273	36
Credit card	6,286	29
Other retail	636	12

Total loans, excluding GNMA and covered loans	7,707	106
Loans purchased from GNMA mortgage pools	598	75
Covered loans	5	1

Total loans	8,310	$182

In addition to the defaults in the table above, the Company had a total of 1,768 residential mortgage loans, home equity and second mortgage loans and loans purchased from GNMA mortgage pools for the year ended December 31, 2017, where borrowers did not successfully complete the trial period arrangement and, therefore, are no longer eligible for a permanent modification under the applicable modification program. These loans had aggregate outstanding balances of $206 million for the year ended December 31, 2017.

Covered Assets Covered assets represent loans and other assets acquired from the FDIC, subject to loss sharing agreements, and include expected reimbursements from the FDIC. The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans and other assets as shown in the following table:

	2017				2016
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other	Total
Residential mortgage loans	$2,012	$400	$–	$2,412	$2,248	$506	$–	$2,754
Other retail loans	–	151	–	151	–	278	–	278
Losses reimbursable by the FDIC(a)	–	–	320	320	–	–	381	381
Unamortized changes in FDIC asset(b)	–	–	238	238	–	–	423	423
Covered loans	2,012	551	558	3,121	2,248	784	804	3,836
Foreclosed real estate	–	–	21	21	–	–	26	26
Total covered assets	$2,012	$551	$579	$3,142	$2,248	$784	$830	$3,862

(a)	Relates to loss sharing agreements with remaining terms up through the fourth quarter of 2019.
(b)	Represents decreases in expected reimbursements by the FDIC as a result of decreases in expected losses on the covered loans. These amounts are amortized as a reduction in interest income on covered loans over the shorter of the expected life of the respective covered loans or the remaining contractual term of the indemnification agreements.

Interest income is recognized on purchased impaired loans through accretion of the difference between the carrying amount of those loans and their expected cash flows. The initial determination of the fair value of the purchased loans includes the impact of expected credit losses and, therefore, no allowance for credit losses is recorded at the purchase date. To the extent credit deterioration occurs after the date of acquisition, the Company records an allowance for credit losses.